Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.3%)
ArcelorMittal
3.600%, 7/16/24	225,000	219
Celanese US Holdings LLC
5.900%, 7/5/24	1,000,000	986
6.050%, 3/15/25	1,235,000	1,206
Celulosa Araucoy Constitution SA
4.500%, 8/1/24	365,000	356
Ecolab, Inc.
1.650%, 2/1/27	215,000	189
LYB International Finance III, LLC
1.250%, 10/1/25	373,000	328
Nucor Corp.
2.000%, 6/1/25	155,000	143
3.950%, 5/23/25	275,000	267
POSCO
2.375%, 11/12/22 144A	810,000	808
The Sherwin-Williams Co.
4.050%, 8/8/24	155,000	152
4.250%, 8/8/25	230,000	225
Steel Dynamics, Inc.
2.800%, 12/15/24	200,000	191
Westlake Chemical Corp.
0.875%, 8/15/24	100,000	93
Total		5,163

Communications (3.4%)
AT&T, Inc.
0.900%, 3/25/24	1,060,000	1,003
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.908%, 7/23/25	2,090,000	2,038
Cox Communications, Inc.
3.150%, 8/15/24 144A	1,023,000	979
KT Corp.
4.000%, 8/8/25 144A	1,020,000	986
NBN Co., Ltd.
1.450%, 5/5/26 144A	1,000,000	872
NTT Finance Corp.
0.373%, 3/3/23 144A	660,000	649
0.583%, 3/1/24 144A	265,000	250
4.142%, 7/26/24 144A	200,000	197
4.239%, 7/25/25 144A	200,000	196
Rogers Communications, Inc.
3.200%, 3/15/27 144A	690,000	630
SES SA
3.600%, 4/4/23 144A	555,000	547
Sky, Ltd.
3.750%, 9/16/24 144A	1,450,000	1,415
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	421
3.500%, 4/15/25	595,000	569
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	438
1.450%, 3/20/26	650,000	574
2.625%, 8/15/26	845,000	767

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Communications continued
3.376%, 2/15/25	230,000	223
The Walt Disney Co.
1.750%, 1/13/26	395,000	358
Total		13,112

Consumer, Cyclical (5.0%)
7-Eleven, Inc.
0.625%, 2/10/23 144A	200,000	197
0.800%, 2/10/24 144A	325,000	307
American Airlines Pass Through Trust, Series 2017-2, Class B
3.700%, 4/15/27	229,296	200
Aptiv PLC / Aptiv Corp.
2.396%, 2/18/25	130,000	121
AutoZone, Inc.
3.125%, 4/18/24	515,000	501
3.625%, 4/15/25	235,000	226
Brunswick Corp.
0.850%, 8/18/24	685,000	631
Daimler Finance North America LLC
1.625%, 12/13/24 144A	580,000	535
1.750%, 3/10/23 144A	815,000	804
General Motors Co.
4.875%, 10/2/23	530,000	528
5.400%, 10/2/23	500,000	500
General Motors Financial Co., Inc.
2.900%, 2/26/25	965,000	902
Genuine Parts Co.
1.750%, 2/1/25	220,000	203
Hasbro, Inc.
3.000%, 11/19/24	1,030,000	988
Hyatt Hotels Corp.
1.300%, 10/1/23	325,000	313
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	367
0.875%, 6/14/24 144A	510,000	471
1.000%, 9/17/24 144A	255,000	233
1.150%, 11/10/22 144A	385,000	384
2.375%, 2/10/23 144A	865,000	857
2.850%, 11/1/22 144A	228,000	228
Hyundai Motor Co.
2.125%, 4/24/25 144A	200,000	183
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	162
4.400%, 9/8/25	660,000	650
Magallanes, Inc.
3.755%, 3/15/27 144A	1,545,000	1,382
Marriott International, Inc.
2.125%, 10/3/22	200,000	200
3.125%, 2/15/23	170,000	169
3.600%, 4/15/24	1,160,000	1,133
McDonald’s Corp.
1.450%, 9/1/25	270,000	246
3.300%, 7/1/25	155,000	149
Nissan Motor Acceptance Corp.
3.875%, 9/21/23 144A	235,000	231

Short-Term Bond Portfolio

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Nissan Motor Co., Ltd.
3.043%, 9/15/23 144A	1,100,000	1,069
Nordstrom, Inc.
2.300%, 4/8/24	85,000	79
QVC, Inc.
4.850%, 4/1/24	775,000	730
Ross Stores, Inc.
0.875%, 4/15/26	350,000	302
4.600%, 4/15/25	1,100,000	1,089
Stellantis Finance US, Inc.
1.711%, 1/29/27 144A	260,000	216
Toyota Motor Credit Corp.
3.050%, 3/22/27	325,000	299
United Airlines Pass Through Trust, Series 2019-2, Class B
3.500%, 11/1/29	139,570	116
Volkswagen Group of America Finance LLC
0.750%, 11/23/22 144A	360,000	358
0.875%, 11/22/23 144A	345,000	328
3.125%, 5/12/23 144A	200,000	198
3.950%, 6/6/25 144A	390,000	375
Total		19,160

Consumer, Non-cyclical (7.2%)
AbbVie, Inc.
2.600%, 11/21/24	1,935,000	1,841
2.900%, 11/6/22	775,000	774
2.950%, 11/21/26	1,120,000	1,026
3.200%, 5/14/26	100,000	93
Aetna, Inc.
2.800%, 6/15/23	275,000	271
AmerisourceBergen Corp.
0.737%, 3/15/23	465,000	458
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.650%, 2/1/26	250,000	240
AstraZeneca Finance LLC
1.200%, 5/28/26	805,000	705
BAT International Finance PLC
1.668%, 3/25/26	475,000	411
4.448%, 3/16/28	1,010,000	900
Bayer US Finance II LLC
3.875%, 12/15/23 144A	505,000	495
Becton Dickinson and Co.
3.363%, 6/6/24	690,000	671
3.734%, 12/15/24	170,000	164
Bristol-Myers Squibb Co.
2.900%, 7/26/24	268,000	260
Cardinal Health, Inc.
3.079%, 6/15/24	310,000	299
3.200%, 3/15/23	395,000	393
3.500%, 11/15/24	525,000	507
Cigna Corp.
0.613%, 3/15/24	190,000	179
3.000%, 7/15/23	320,000	316
3.750%, 7/15/23	179,000	178
Coca-Cola European Partners PLC
0.800%, 5/3/24 144A	1,335,000	1,245
CommonSpirit Health
1.547%, 10/1/25	365,000	324

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Constellation Brands, Inc.
3.600%, 5/9/24	485,000	474
CSL Finance PLC
3.850%, 4/27/27 144A	200,000	189
CVS Health Corp.
2.625%, 8/15/24	150,000	144
2.875%, 6/1/26	265,000	245
3.000%, 8/15/26	220,000	203
Diageo Capital PLC
1.375%, 9/29/25	300,000	272
HCA, Inc.
3.125%, 3/15/27 144A	580,000	513
Health Care Service Corp., a Mutual Legacy Reserve Co.
1.500%, 6/1/25 144A	780,000	709
HPHT Finance 19, Ltd.
2.875%, 11/5/24 §	700,000	668
Humana, Inc.
0.650%, 8/3/23	320,000	309
1.350%, 2/3/27	75,000	63
2.900%, 12/15/22	140,000	140
3.150%, 12/1/22	150,000	150
3.850%, 10/1/24	545,000	531
4.500%, 4/1/25	565,000	557
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	1,055,000	1,009
4.250%, 7/21/25 144A	200,000	192
JDE Peet’s NV
0.800%, 9/24/24 144A	295,000	270
Mondelez International, Inc.
2.125%, 3/17/24	410,000	394
2.625%, 3/17/27	415,000	372
4.250%, 9/15/25 144A	305,000	299
Moody’s Corp.
3.750%, 3/24/25	505,000	490
PeaceHealth Obligated Group
1.375%, 11/15/25	105,000	94
PerkinElmer, Inc.
0.550%, 9/15/23	390,000	373
0.850%, 9/15/24	745,000	691
Perrigo Finance Unlimited Co.
3.900%, 12/15/24	1,570,000	1,465
Philip Morris International, Inc.
1.125%, 5/1/23	220,000	216
RELX Capital, Inc.
3.500%, 3/16/23	270,000	268
Royalty Pharma PLC
0.750%, 9/2/23	425,000	407
S&P Global, Inc.
2.450%, 3/1/27 144A	1,120,000	1,004
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	397,000	388
Stryker Corp.
0.600%, 12/1/23	190,000	181
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	1,050,000	1,010
Triton Container International, Ltd.
0.800%, 8/1/23 144A	780,000	744
UnitedHealth Group, Inc.
3.700%, 5/15/27	605,000	576

Short-Term Bond Portfolio

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Viatris, Inc.
1.650%, 6/22/25	310,000	276
Total		27,636

Diversified (0.2%)
CK Hutchison International 17 II, Ltd.
2.750%, 3/29/23 §	650,000	644
Total		644

Energy (4.1%)
Aker BP ASA
3.000%, 1/15/25 144A	445,000	417
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
1.231%, 12/15/23	210,000	201
Canadian Natural Resources, Ltd.
2.050%, 7/15/25	760,000	693
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	425,000	427
7.000%, 6/30/24	1,110,000	1,129
Devon Energy Corp.
8.250%, 8/1/23	290,000	297
Enbridge, Inc.
2.150%, 2/16/24	275,000	264
2.500%, 1/15/25	640,000	601
2.500%, 2/14/25	330,000	310
2.793%, (US SOFR plus 0.400%), 2/17/23	205,000	205
4.000%, 10/1/23	365,000	362
Energy Transfer LP
2.900%, 5/15/25	115,000	107
3.450%, 1/15/23	55,000	55
3.600%, 2/1/23	175,000	174
4.200%, 9/15/23	135,000	133
4.250%, 3/15/23	780,000	778
4.250%, 4/1/24	35,000	34
4.900%, 2/1/24	425,000	423
5.875%, 1/15/24	1,054,000	1,056
Eni SpA
4.000%, 9/12/23 144A	955,000	943
EOG Resources, Inc.
2.625%, 3/15/23	140,000	139
Equinor ASA
2.875%, 4/6/25	880,000	839
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	295,000	285
2.600%, 10/15/25 144A	205,000	184
Pioneer Natural Resources Co.
0.550%, 5/15/23	350,000	341
Plains All American Pipeline LP / PAA Finance Corp.
2.850%, 1/31/23	725,000	720
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	1,370,000	1,371
5.625%, 3/1/25	580,000	579
5.750%, 5/15/24	530,000	532
Schlumberger Finance Canada, Ltd.
1.400%, 9/17/25	155,000	141
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	865,000	848
4.000%, 12/21/25 144A	170,000	164

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
The Williams Cos., Inc.
3.700%, 1/15/23	979,000	978
Williams Partners LP
4.300%, 3/4/24	145,000	143
Total		15,873

Financial (20.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	770,000	703
4.125%, 7/3/23	960,000	952
4.500%, 9/15/23	485,000	478
4.875%, 1/16/24	550,000	541
AIB Group PLC
4.750%, 10/12/23 144A	600,000	592
Air Lease Corp.
2.250%, 1/15/23	360,000	357
American Express Co.
2.250%, 3/4/25	975,000	914
3.375%, 5/3/24	415,000	405
American International Group, Inc.
2.500%, 6/30/25	650,000	606
American Tower Corp.
2.400%, 3/15/25	360,000	334
5.000%, 2/15/24	225,000	225
Aon Corp.
2.200%, 11/15/22	180,000	180
Athene Global Funding
1.716%, 1/7/25 144A	930,000	850
2.514%, 3/8/24 144A	1,165,000	1,113
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	513
2.875%, 2/15/25 144A	435,000	394
3.950%, 7/1/24 144A	130,000	123
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	1,000,000	961
Banco del Estado de Chile
2.704%, 1/9/25 144A	260,000	243
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico
4.125%, 11/9/22 §	775,000	773
Banco Santander SA
0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24	600,000	576
3.496%, 3/24/25	600,000	572
Bank of America Corp.
0.810%, (US SOFR plus 0.740%), 10/24/24	695,000	661
0.976%, (US SOFR plus 0.690%), 4/22/25	605,000	562
1.734%, (US SOFR plus 0.960%), 7/22/27	450,000	386
1.843%, (US SOFR plus 0.670%), 2/4/25	460,000	437
3.384%, (US SOFR plus 1.330%), 4/2/26	580,000	548
3.841%, (US SOFR plus 1.110%), 4/25/25	415,000	404
Bank of Ireland Group PLC
4.500%, 11/25/23 144A	1,540,000	1,512
Bank of Montreal
3.700%, 6/7/25	775,000	745
4.250%, 9/14/24	390,000	384

Short-Term Bond Portfolio

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
The Bank of New York Mellon Corp.
4.414%, (US SOFR plus 1.345%), 7/24/26	515,000	503
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A	505,000	475
0.998%, 2/4/25 144A	665,000	598
2.125%, 11/21/22 144A	630,000	628
Barclays PLC
1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	555,000	522
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24	370,000	366
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26	385,000	370
BDO Unibank, Inc.
2.950%, 3/6/23 §	800,000	794
BPCE SA
5.700%, 10/22/23 144A	1,680,000	1,661
Brighthouse Financial Global Funding
0.600%, 6/28/23 144A	1,315,000	1,274
1.000%, 4/12/24 144A	495,000	462
Brixmor Operating Partnership LP
3.650%, 6/15/24	200,000	193
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26	585,000	544
3.200%, 1/30/23	345,000	344
3.500%, 6/15/23	245,000	243
3.900%, 1/29/24	240,000	237
4.985%, (US SOFR plus 2.160%), 7/24/26	460,000	450
The Charles Schwab Corp.
2.450%, 3/3/27	1,090,000	978
4.200%, 3/24/25	525,000	519
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25	500,000	463
3.106%, (US SOFR plus 2.842%), 4/8/26	650,000	609
4.140%, (US SOFR plus 1.372%), 5/24/25	555,000	542
CNO Global Funding
1.650%, 1/6/25 144A	525,000	482
1.750%, 10/7/26 144A	680,000	588
Cooperatieve Rabobank UA
3.875%, 8/22/24	355,000	348
Corebridge Financial, Inc.
3.500%, 4/4/25 144A	455,000	432
Credit Agricole SA
3.803%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	316
Credit Suisse AG
0.495%, 2/2/24	485,000	452
1.000%, 5/5/23	860,000	838
Credit Suisse Group AG
2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A	500,000	496
6.373%, (US SOFR plus 3.340%), 7/15/26 144A	590,000	570
Creditcorp, Ltd.
2.750%, 6/17/25 144A	200,000	183
Crown Castle International Corp.
1.050%, 7/15/26	615,000	519
2.900%, 3/15/27	485,000	430

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.150%, 7/15/23	430,000	424
Danske Bank A/S
1.226%, 6/22/24 144A	880,000	817
3.773%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/28/25 144A	405,000	389
5.375%, 1/12/24 144A	455,000	452
Equitable Financial Life Global Funding
0.500%, 4/6/23 144A	1,145,000	1,122
1.100%, 11/12/24 144A	530,000	488
1.400%, 7/7/25 144A	75,000	68
Essex Portfolio LP
3.875%, 5/1/24	600,000	587
First American Financial Corp.
4.600%, 11/15/24	195,000	192
The Goldman Sachs Group, Inc.
0.627%, (US SOFR plus 0.538%), 11/17/23	115,000	114
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	319
0.673%, (US SOFR plus 0.572%), 3/8/24	335,000	328
0.925%, (US SOFR plus 0.486%), 10/21/24	315,000	299
1.757%, (US SOFR plus 0.730%), 1/24/25	565,000	537
3.500%, 4/1/25	490,000	468
4.482%, (US SOFR plus 1.725%), 8/23/28	465,000	436
Highwoods Realty LP
3.625%, 1/15/23	740,000	740
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24	420,000	397
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	809
Jackson Financial, Inc.
1.125%, 11/22/23	620,000	593
Jackson National Life Global Funding
1.750%, 1/12/25 144A	620,000	570
JPMorgan Chase & Co.
0.824%, (US SOFR plus 0.540%), 6/1/25	560,000	518
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	811
3.155%, (US SOFR plus 0.885%), 4/22/27	350,000	339
4.080%, (US SOFR plus 1.320%), 4/26/26	865,000	833
KeyBank NA
1.250%, 3/10/23	580,000	572
KeyCorp
3.878%, (US SOFR plus 1.250%), 5/23/25	115,000	112
Kilroy Realty LP
4.375%, 10/1/25	180,000	173
LeasePlan Corp. NV
2.875%, 10/24/24 144A	600,000	563
Lincoln National Corp.
4.000%, 9/1/23	130,000	129
LSEGA Financing PLC
0.650%, 4/6/24 144A	765,000	716
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	345,000	340
Metropolitan Life Global Funding I
0.400%, 1/7/24 144A	430,000	406
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	985,000	906
5.063%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 9/12/25	375,000	371

Short-Term Bond Portfolio

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	450,000	443
0.560%, (US SOFR plus 0.466%), 11/10/23	640,000	636
0.731%, (US SOFR plus 0.616%), 4/5/24	560,000	546
1.164%, (US SOFR plus 0.560%), 10/21/25	445,000	406
2.630%, (US SOFR plus 0.940%), 2/18/26	545,000	508
3.620%, (US SOFR plus 1.160%), 4/17/25	390,000	379
4.100%, 5/22/23	160,000	159
4.875%, 11/1/22	375,000	375
Nasdaq, Inc.
0.445%, 12/21/22	415,000	411
Nationwide Building Society
3.766%, (ICE LIBOR USD 3 Month plus 1.064%), 3/8/24 144A	260,000	257
NatWest Markets PLC
0.800%, 8/12/24 144A	390,000	358
2.375%, 5/21/23 144A	640,000	627
3.479%, 3/22/25 144A	610,000	579
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	525,000	522
5.500%, 2/15/24 144A	245,000	240
Principal Life Global Funding II
0.750%, 4/12/24 144A	530,000	495
Public Storage
2.750%, (US SOFR plus 0.470%), 4/23/24	280,000	279
QNB Finance, Ltd.
3.500%, 3/28/24 §	880,000	854
Santander Holdings USA, Inc.
2.490%, (US SOFR plus 1.249%), 1/6/28	410,000	342
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	239
1.884%, 7/15/50 144A	160,000	141
2.836%, 1/15/50 144A	770,000	720
3.448%, 3/15/23 144A	775,000	768
3.869%, 10/15/49 144A	120,000	116
Simon Property Group LP
2.000%, 9/13/24	225,000	212
3.375%, 10/1/24	450,000	437
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	206
1.319%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.170%), 10/14/23 144A	455,000	455
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A	255,000	231
3.950%, 1/11/23 144A	1,000,000	994
Svenska Handelsbanken AB
0.550%, 6/11/24 144A	420,000	391
1.418%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.630%), 6/11/27 144A	400,000	345
Swedbank AB
1.300%, 6/2/23 144A	505,000	493
Synchrony Financial
4.250%, 8/15/24	1,130,000	1,102
The Toronto-Dominion Bank
0.550%, 3/4/24	1,015,000	954
4.285%, 9/13/24	985,000	970

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Trininty Acquisition PLC
4.625%, 8/15/23	200,000	200
Truist Financial Corp.
2.902%, (US SOFR plus 0.400%), 6/9/25	410,000	402
UBS AG
0.700%, 8/9/24 144A	280,000	259
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	598
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	215,000	181
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A	200,000	193
4.490%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 8/5/25 144A	565,000	551
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28	810,000	781
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	400
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	365
3.526%, (US SOFR plus 1.510%), 3/24/28	375,000	340
3.908%, (US SOFR plus 1.320%), 4/25/26	610,000	583
4.540%, (US SOFR plus 1.560%), 8/15/26	590,000	571
The Western Union Co.
2.850%, 1/10/25	875,000	828
WP Carey, Inc.
4.600%, 4/1/24	805,000	797
Total		77,650

Industrial (2.1%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	405,000	391
Amphenol Corp.
2.050%, 3/1/25	405,000	379
Boral Finance, Ltd.
3.000%, 11/1/22 144A	345,000	345
Canadian Pacific Railway Co.
1.350%, 12/2/24	725,000	670
1.750%, 12/2/26	315,000	276
Carrier Global Corp.
2.242%, 2/15/25	117,000	109
DAE Funding LLC
1.550%, 8/1/24 144A	265,000	242
Deere & Co.
2.750%, 4/15/25	195,000	186
GATX Corp.
3.900%, 3/30/23	360,000	356
4.350%, 2/15/24	772,000	762
Kansas City Southern
3.000%, 5/15/23	565,000	559
Martin Marietta Materials, Inc.
0.650%, 7/15/23	475,000	459
Otis Worldwide Corp.
2.056%, 4/5/25	485,000	449
Parker Hannifin Corp.
3.650%, 6/15/24	875,000	856

Short-Term Bond Portfolio

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.900%, 2/1/24 144A	440,000	430
Republic Services, Inc.
0.875%, 11/15/25	120,000	105
2.500%, 8/15/24	495,000	473
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	192
4.125%, 7/15/23 144A	200,000	198
Sydney Airport Finance Co. Pty, Ltd.
3.900%, 3/22/23 144A	643,000	637

Total		8,074

Technology (3.0%)
Analog Devices, Inc.
2.353%, (US SOFR plus 0.250%), 10/1/24	170,000	167
2.950%, 4/1/25	140,000	135
CDW LLC / CDW Finance Corp.
5.500%, 12/1/24	180,000	179
Fidelity National Information Services, Inc.
0.375%, 3/1/23	650,000	639
0.600%, 3/1/24	310,000	291
4.500%, 7/15/25	305,000	298
Fiserv, Inc.
2.750%, 7/1/24	800,000	767
3.800%, 10/1/23	470,000	466
Fortinet, Inc.
1.000%, 3/15/26	380,000	327
HCL America, Inc.
1.375%, 3/10/26 144A	1,000,000	875
International Business Machines Corp.
2.875%, 11/9/22	155,000	155
Marvell Technology, Inc.
4.200%, 6/22/23	590,000	588
Microchip Technology, Inc.
0.972%, 2/15/24	685,000	645
0.983%, 9/1/24	560,000	515
2.670%, 9/1/23	640,000	624
NXP BV / NXP Funding LLC
4.875%, 3/1/24	485,000	479
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25	375,000	348
3.875%, 6/18/26	245,000	229
4.400%, 6/1/27	80,000	75
Oracle Corp.
2.400%, 9/15/23	745,000	727
2.500%, 4/1/25	1,250,000	1,165
Qorvo, Inc.
1.750%, 12/15/24 144A	275,000	253
Roper Technologies, Inc.
1.000%, 9/15/25	115,000	102
2.350%, 9/15/24	165,000	157
3.650%, 9/15/23	125,000	123
Skyworks Solutions, Inc.
0.900%, 6/1/23	175,000	170
Take-Two Interactive Software, Inc.
3.300%, 3/28/24	480,000	468
3.550%, 4/14/25	160,000	154
VMware, Inc.
0.600%, 8/15/23	385,000	371

Corporate Bonds (49.6%)	Shares/ Par +	Value $ (000’s)
Technology continued
Workday, Inc.
3.500%, 4/1/27	265,000	245

Total		11,737

Utilities (3.2%)
The AES Corp.
3.300%, 7/15/25 144A	365,000	337
Alexander Funding Trust
1.841%, 11/15/23 144A	530,000	496
APT Pipelines, Ltd.
4.200%, 3/23/25 144A	1,165,000	1,116
DTE Energy Co.
4.220%, 11/1/24	550,000	539
Edison International
2.950%, 3/15/23	310,000	309
3.125%, 11/15/22	290,000	289
Enel Finance International NV
1.375%, 7/12/26 144A	645,000	545
2.650%, 9/10/24 144A	1,000,000	946
Korea Electric Power Corp.
5.375%, 4/6/26	490,000	490
Korea Hydro & Nuclear Power Co., Ltd.
1.250%, 4/27/26 144A	795,000	699
4.250%, 7/27/27 144A	220,000	212
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	594
4.450%, 6/20/25	540,000	531
NRG Energy, Inc.
3.750%, 6/15/24 144A	270,000	260
Pacific Gas & Electric Co.
3.500%, 6/15/25	555,000	500
3.535%, (US SOFR Index plus 1.150%), 11/14/42	100,000	100
Saudi Electricity Global Sukuk Co. 2
3.473%, 4/8/23 §	800,000	792
Sempra Energy
3.300%, 4/1/25	385,000	366
Southern California Gas Co.
2.950%, 4/15/27	410,000	374
Vistra Operations Co. LLC
3.550%, 7/15/24 144A	2,390,000	2,277
5.125%, 5/13/25 144A	610,000	591

Total		12,363

Total Corporate Bonds (Cost: $201,961)		191,412

Governments (16.2%)
Governments (16.2%)
US Treasury
0.375%, 8/15/24 b	625,000	581
1.750%, 3/15/25	14,570,000	13,720
2.250%, 3/31/24	6,840,000	6,635
2.500%, 4/30/24	14,060,000	13,668
2.750%, 5/15/25	17,985,000	17,307
3.000%, 6/30/24	5,930,000	5,801

Short-Term Bond Portfolio

Governments (16.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.250%, 8/31/24	4,920,000	4,831

Total		62,543

Total Governments (Cost: $64,549)		62,543

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp.
1.711%, 6/1/24 RB	435,000	412
Long Island Power Authority
0.764%, 3/1/23 RB	160,000	158
State of Illinois
2.250%, 10/1/22 GO	885,000	885

Total Municipal Bonds (Cost: $1,480)		1,455

Structured Products (33.5%)
Asset Backed Securities (14.4%)
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D
3.820%, 3/18/24	723,600	723
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B
2.130%, 7/18/25	112,368	112
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C
1.590%, 10/20/25	320,000	310
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800%, 12/18/25	315,000	297
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060%, 8/18/26	245,000	230
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C
0.890%, 10/19/26	430,000	398
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.210%, 12/18/26	270,000	243
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D
1.290%, 6/18/27	575,000	518
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I
4.194%, 6/7/49 144A	1,138,500	1,079
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2021-FL4, Class A
4.168%, (ICE LIBOR USD 1 Month plus 1.350%), 11/15/36 144A	465,000	458
Arbor Realty Commercial Real Estate Notes, Series 2021-FL3, Class A
3.888%, (ICE LIBOR USD 1 Month plus 1.070%), 8/15/34 144A	640,000	617
ARI Fleet Lease Trust, Series 2020-A, Class B
2.060%, 11/15/28 144A	345,000	335
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970%, 3/20/24 144A	425,000	423

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B
3.330%, 3/20/24 144A	435,000	433
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C
4.950%, 3/20/25 144A	195,000	191
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A
3.350%, 9/22/25 144A	340,000	327
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A
2.330%, 8/20/26 144A	250,000	230
Babson CLO, Ltd., Series 2017-IA, Class AR
3.510%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	529,712	522
Blackbird Capital Aircraft, Series 2016-1A, Class A4
2.487%, 12/16/41 144A ∑	230,245	210
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280%, 9/26/33 144A	122,564	115
BSPRT Issuer, Ltd., Series 2022-FL8, Class A
3.785%, (US 30 Day Average SOFR plus 1.500%), 2/15/37 144A	815,000	788
CarMax Auto Owner Trust, Series 2019-2, Class B
3.010%, 12/16/24	455,000	451
CarMax Auto Owner Trust, Series 2019-4, Class A4
2.130%, 7/15/25	345,000	337
CarMax Auto Owner Trust, Series 2020-1, Class B
2.210%, 9/15/25	430,000	416
CarMax Auto Owner Trust, Series 2020-1, Class C
2.340%, 11/17/25	190,000	184
CarMax Auto Owner Trust, Series 2020-4, Class D
1.750%, 4/15/27	300,000	277
Cedar Funding, Ltd., Series 2021-14A, Class A
3.612%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A	695,000	676
CIFC Funding, Ltd., Series 2014-2RA, Class A1
3.833%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	912,639	894
CIFC Funding, Ltd., Series 2021-4A, Class A
3.562%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A	905,000	880
CNH Equipment Trust, Series 2020-A, Class A4
1.510%, 4/15/27	260,000	248
Daimler Trucks Retail Trust, Series 2020-1, Class A4
1.370%, 6/15/27	855,000	846
Drive Auto Receivables Trust, Series 2020-1, Class C
2.360%, 3/16/26	120,747	121
Drive Auto Receivables Trust, Series 2021-2, Class D
1.390%, 3/15/29	445,000	408

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
3.840%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A	610,000	591
Elara HGV Timeshare Issuer, Series 2017-A, Class A
2.690%, 3/25/30 144A	38,562	37
Elara HGV Timeshare Issuer, Series 2019-A, Class A
2.610%, 1/25/34 144A	101,141	94
Enterprise Fleet Financing LLC, Series 2019- 3, Class A2
2.060%, 5/20/25 144A	30,477	30
Exeter Automobile Receivables Trust, Series 2021-2A, Class C
0.980%, 6/15/26	265,000	255
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.550%, 6/15/27	335,000	307
Exeter Automobile Receivables Trust, Series 2022-1A, Class D
3.020%, 6/15/28	730,000	659
Exeter Automobile Receivables Trust, Series 2022-2A, Class C
3.850%, 7/17/28	655,000	629
Exeter Automobile Receivables Trust, Series 2022-3A, Class C
5.300%, 9/15/27	190,000	186
Exeter Automobile Receivables Trust, Series 2022-4A, Class D
5.980%, 12/15/28	305,000	292
FirstKey Homes Trust, Series 2020-SFR1, Class D
2.241%, 8/17/37 144A	1,080,000	965
Ford Credit Auto Owner Trust, Series 2020-2, Class C
1.740%, 4/15/33 144A	310,000	272
Ford Credit Auto Owner Trust, Series 2022-A, Class C
4.180%, 10/15/25	1,020,000	996
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C
1.420%, 9/15/25	440,000	421
GM Financial Automobile Leasing Trust, Series 2020-2, Class C
2.560%, 7/22/24	265,000	263
GM Financial Automobile Leasing Trust, Series 2022-3, Class C
5.130%, 8/20/26	585,000	572
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C
1.050%, 5/18/26	225,000	210
GS Mortgage Securities Trust, Series 2020-2, Class A3
1.490%, 12/16/24	63,357	63
Hardee’s Funding LLC, Series 2018-1A, Class A21I
4.959%, 6/20/48 144A	302,400	283
Hilton Grand Vacations Trust, Series 2017-AA, Class A
2.660%, 12/26/28 144A	361,778	356

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017-AA, Class B
2.960%, (EXE), 12/26/28 144A	78,946	77
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740%, 2/25/39 144A	281,268	264
Home Partners of America Trust, Series 2022- 1, Class A
3.930%, 4/17/39 144A	399,287	375
Hyundai Auto Receivables Trust, Series 2019- A, Class B
2.940%, 5/15/25	325,000	323
Hyundai Auto Receivables Trust, Series 2020- A, Class A3
1.410%, 11/15/24	183,698	181
JPMorgan Chase Bank NA, Series 2021-2, Class D
1.138%, 12/26/28 144A	212,550	204
KKR Financial CLO, Ltd., Series 2018-13, Class A1R
3.540%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	208,832	207
KKR Financial CLO, Ltd., Series 2021-29A, Class A
3.712%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	979
Kubota Credit Owner Trust, Series 2020-1A, Class A3
1.960%, 3/15/24 144A	79,993	79
Madison Park Funding, Ltd., Series 2017-23A, Class AR
3.739%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	715,000	700
Madison Park Funding, Ltd., Series 2017-23A, Class BR
4.319%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	444
Madison Park Funding, Ltd., Series 2019-37A, Class AR
3.582%, (ICE LIBOR USD 3 Month plus 1.070%), 7/15/33 144A	450,000	438
Madison Park Funding, Ltd., Series 2022-33A, Class AR
3.618%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,006
Magnetite CLO, Ltd., Series 2020-25A, Class A
3.983%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	655,000	643
Magnetite XVI, Ltd., Series 2015-16A, Class AR
3.540%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	755,935	745
MetLife Securitization Trust, Series 2017-1A, Class A
3.000%, (AFC), 4/25/55 144A	88,521	84
MF1, Series 2021-FL7, Class A
4.073%, (ICE LIBOR USD 1 Month plus 1.080%), 10/16/36 144A	465,000	446

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Mill City Mortgage Loan Trust, Series 2017-2, Class A1
2.750%, (AFC), 7/25/59 144A	49,857	49
MVW Owner Trust, Series 2017-1A, Class A
2.420%, 12/20/34 144A	134,102	131
MVW Owner Trust, Series 2017-1A, Class B
2.750%, 12/20/34 144A	14,116	14
MVW Owner Trust, Series 2017-1A, Class C
2.990%, 12/20/34 144A	15,528	15
MVW Owner Trust, Series 2019-2A, Class A
2.440%, 10/20/38 144A	79,155	74
MVW Owner Trust, Series 2020-1A, Class A
1.740%, 10/20/37 144A	132,849	120
MVW Owner Trust, Series 2020-1A, Class B
2.730%, 10/20/37 144A	181,349	166
MVW Owner Trust, Series 2021-1WA, Class C
1.940%, 1/22/41 144A	117,122	104
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	213,299	207
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	222,549	206
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A
2.640%, 5/15/68 144A	336,332	319
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460%, 11/15/68 144A	308,335	284
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A
2.150%, 11/15/68 144A	1,113,330	994
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	207,175	187
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	129,374	116
Navient Private Education Refi Loan Trust, Series 2022-A, Class A
2.230%, 7/15/70 144A	886,484	785
Navient Student Loan Trust, Series 2019-GA, Class A
2.400%, 10/15/68 144A	470,302	436
Navient Student Loan Trust, Series 2020-HA, Class A
1.310%, 1/15/69 144A	72,065	65
Navient Student Loan Trust, Series 2021-BA, Class A
0.940%, 7/15/69 144A	380,235	327
Navient Student Loan Trust, Series 2021-EA, Class A
0.970%, 12/16/69 144A	223,995	188
Nelnet Student Loan Trust, Series 2020-1A, Class A
3.824%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	124,432	121
Nelnet Student Loan Trust, Series 2021-CA, Class AFX
1.320%, 4/20/62 144A	781,793	698

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2021-DA, Class AFX
1.630%, 4/20/62 144A	266,776	241
Neuberger Berman CLO, Ltd., Series 2017- 26A, Class BR
4.140%, (ICE LIBOR USD 3 Month plus 1.400%), 10/18/30 144A	500,000	479
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR
3.728%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	932
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A
3.800%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	263
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3
1.380%, 12/16/24	93,539	92
OCP CLO, Ltd., Series 2017-13A, Class A2R
4.062%, (ICE LIBOR USD 3 Month plus 1.550%), 7/15/30 144A	760,000	731
Octane Receivables Trust, Series 2021-2A, Class A
1.210%, 9/20/28 144A	266,166	255
Octane Receivables Trust, Series 2022-1A, Class B
4.900%, 5/22/28 144A	395,000	379
Palmer Square CLO, Ltd., Series 2020-3A, Class A1AR
3.985%, (ICE LIBOR USD 3 Month plus 1.080%), 11/15/31 144A	1,285,000	1,256
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II
4.666%, 9/5/48 144A	816,000	768
Progress Residential Trust, Series 2022-SFR6, Class A
4.451%, 7/20/39 144A	525,000	498
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B
1.833%, 12/15/31 144A	155,022	149
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C
5.916%, 8/16/32 144A	305,000	305
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570%, 1/15/27 144A	450,000	409
Santander Drive Auto Receivables Trust, Series 2020-3, Class D
1.640%, 11/16/26	330,000	319
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010%, 1/15/26	371,033	367
Santander Drive Auto Receivables Trust, Series 2020-BA, Class C
1.290%, 4/15/26 144A	650,000	623
Santander Drive Auto Receivables Trust, Series 2021-3, Class D
1.330%, 9/15/27	560,000	526
Santander Drive Auto Receivables Trust, Series 2021-4, Class D
1.670%, 10/15/27	450,000	417

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Drive Auto Receivables Trust, Series 2022-1, Class C
2.560%, 4/17/28	885,000	837
Santander Drive Auto Receivables Trust, Series 2022-4, Class C
5.000%, 11/15/29	990,000	974
Santander Retail Auto Lease Trust, Series 2020-A, Class D
2.520%, 11/20/24 144A	320,000	315
Santander Retail Auto Lease Trust, Series 2021-A, Class C
1.140%, 3/20/26 144A	1,030,000	969
Santander Retail Auto Lease Trust, Series 2021-B, Class D
1.410%, 11/20/25 144A	440,000	408
Santander Retail Auto Lease Trust, Series 2021-C, Class C
1.110%, 3/20/26 144A	365,000	338
Santander Retail Auto Lease Trust, Series 2022-B, Class B
3.850%, 3/22/27 144A	150,000	144
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A
3.200%, 1/20/36 144A	51,590	50
Sierra Receivables Funding Co. LLC, Series 2019-2A, Class A
2.590%, 5/20/36 144A	170,764	165
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class A
2.340%, 8/20/36 144A	414,838	390
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C
3.510%, 7/20/37 144A	96,213	90
SMB Private Education Loan Trust, Series 2014-A, Class A3
4.318%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	345,206	345
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.918%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	203,946	204
SMB Private Education Loan Trust, Series 2018-B, Class A2A
3.600%, 1/15/37 144A	140,403	135
SMB Private Education Loan Trust, Series 2018-B, Class A2B
3.538%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	335,964	331
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	137,855	124
SMB Private Education Loan Trust, Series 2021-B, Class A
1.310%, 7/17/51 144A	693,132	617
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A
1.600%, 9/15/54 144A	997,389	881
Symphony CLO I, Ltd., Series 2021-1A, Class B
4.233%, (ICE LIBOR USD 3 Month plus 1.450%), 10/25/29 144A	815,000	788

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
3.532%, (ICE LIBOR USD 3 Month plus 1.020%), 1/15/34 144A	1,045,000	1,021
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
3.790%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	277
Towd Point Mortgage Trust, Series 2015-1, Class A1
3.000%, (AFC), 1/25/58 144A	61,782	60
Towd Point Mortgage Trust, Series 2016-1, Class A3B
3.000%, (AFC), 2/25/55 144A	1,386	1
Towd Point Mortgage Trust, Series 2017-1, Class A1
2.750%, (AFC), 10/25/56 144A	42,344	42
Towd Point Mortgage Trust, Series 2017-2, Class A1
2.750%, (AFC), 4/25/57 144A	27,613	27
Towd Point Mortgage Trust, Series 2017-3, Class A1
2.750%, (AFC), 7/25/57 144A	94,872	93
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.750%, (AFC), 6/25/57 144A	78,116	75
Towd Point Mortgage Trust, Series 2017-6, Class A1
2.750%, (AFC), 10/25/57 144A	285,506	274
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.250%, (AFC), 3/25/58 144A	392,757	381
Towd Point Mortgage Trust, Series 2018-5, Class A1A
3.250%, (AFC), 8/25/58 144A	237,047	230
World Omni Auto Receivables Trust, Series 2019-C, Class C
2.400%, 6/15/26	380,000	373
World Omni Auto Receivables Trust, Series 2020-A, Class C
1.640%, 8/17/26	225,000	216
World Omni Auto Receivables Trust, Series 2022-A, Class C
2.550%, 9/15/28	325,000	304
World Omni Select Auto Trust, Series 2020-A, Class B
0.840%, 6/15/26	270,000	261
World Omni Select Auto Trust, Series 2020-A, Class C
1.250%, 10/15/26	310,000	295

Total		55,623

Mortgage Securities (19.1%)
Angel Oak Mortgage Trust, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	987	1
Angel Oak Mortgage Trust, Series 2019-4, Class A
3.301%, (AFC), 7/26/49 144A	21,026	21

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
Angel Oak Mortgage Trust, Series 2020-3, Class A1
1.691%, (AFC), 4/25/65 144A	164,149	151
Angel Oak Mortgage Trust, Series 2020-3, Class A3
2.872%, (AFC), 4/25/65 144A	61,250	56
Angel Oak Mortgage Trust, Series 2020-5, Class A2
1.579%, (AFC), 5/25/65 144A	87,070	78
Angel Oak Mortgage Trust, Series 2021-1, Class A1
0.909%, (AFC), 1/25/66 144A	342,697	293
Angel Oak Mortgage Trust, Series 2021-1, Class A2
1.115%, (AFC), 1/25/66 144A	100,257	85
Angel Oak Mortgage Trust, Series 2021-2, Class A1
0.985%, (AFC), 4/25/66 144A	299,662	254
Angel Oak Mortgage Trust, Series 2021-2, Class A2
1.190%, (AFC), 4/25/66 144A	94,509	80
Angel Oak Mortgage Trust, Series 2021-3, Class A1
1.068%, (AFC), 5/25/66 144A	236,907	201
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
3.668%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	451
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
4.818%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/38 144A	435,000	411
BANK, Series 2019-BNK24, Class A1
2.056%, 11/15/62	92,331	90
Barclays Mortgage Loan Trust, Series 2021- NQM1, Class A1
1.747%, (AFC), 9/25/51 144A	591,240	516
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5
2.500%, (AFC), 6/25/51 144A	488,233	422
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5
2.500%, (AFC), 11/25/51 144A	368,189	317
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5
2.500%, (AFC), 12/25/51 144A	461,886	397
BCP Trust, Series 2021-330N, Class A
3.617%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	278
BIG Commercial Mortgage Trust, Series 2022- BIG, Class C
5.186%, (US SOFR 1 Month plus 2.340%), 2/15/39 144A	225,000	212
BINOM Securitization Trust, Series 2021-INV1, Class A3
2.625%, (AFC), 6/25/56 144A	207,451	181
BPR Trust, Series 2021-TY, Class B
3.968%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/38 144A	450,000	426

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1
1.699%, (AFC), 4/25/60 144A	345,392	312
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
4.718%, (ICE LIBOR USD 1 Month plus 1.900%), 8/15/38 144A	200,000	184
BX Commercial Mortgage Trust, Series 2019- XL, Class A
3.738%, (ICE LIBOR USD 1 Month plus 0.920%), 10/15/36 144A	256,845	253
BX Commercial Mortgage Trust, Series 2019- XL, Class B
3.898%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	318,750	311
BX Commercial Mortgage Trust, Series 2021- SOAR, Class D
4.218%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	372,181	350
BX Commercial Mortgage Trust, Series 2022- CSMO, Class B
5.986%, (US SOFR 1 Month plus 3.141%), 6/15/27 144A	570,000	562
BX Trust, Series 2018-GW, Class A
3.618%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,059
BX Trust, Series 2021-ARIA, Class C
4.464%, (ICE LIBOR USD 1 Month plus 1.646%), 10/15/36 144A	330,000	307
BX Trust, Series 2021-VIEW, Class A
4.098%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/36 144A	255,000	244
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
4.468%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	633
CIM Trust, Series 2020-INV1, Class A2
2.500%, (AFC), 4/25/50 144A	304,019	254
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B
3.518%, (CSTR), 5/10/35 144A	435,000	417
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C
3.518%, (CSTR), 5/10/35 144A	255,000	243
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3
2.500%, 8/25/50 144A	309,646	256
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4
2.500%, (AFC), 8/25/50 144A	430,063	355
Cold Storage Trust, Series 2020-ICE5, Class B
4.118%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	924
COLT Mortgage Loan Trust, Series 2020-3, Class A1
1.506%, (AFC), 4/27/65 144A	37,912	36
COLT Mortgage Loan Trust, Series 2021-1, Class A2
1.167%, (AFC), 6/25/66 144A	289,245	240

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2021-3, Class A3
1.419%, (AFC), 9/27/66 144A	218,352	173
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.901%, (AFC), 2/25/67 144A	924,885	843
COMM Mortgage Trust, Series 2013-300P, Class A1
4.353%, 8/10/30 144A	275,000	271
COMM Mortgage Trust, Series 2014-CR15, Class B
4.770%, (CSTR), 2/10/47	435,000	426
COMM Mortgage Trust, Series 2014-CR19, Class AM
4.080%, 8/10/47	495,000	477
COMM Mortgage Trust, Series 2014-CR19, Class D
4.705%, (CSTR), 8/10/47 144A	185,000	169
COMM Mortgage Trust, Series 2014-UBS2, Class B
4.701%, 3/10/47	480,000	467
COMM Mortgage Trust, Series 2014-UBS5, Class A4
3.838%, 9/10/47	630,000	611
COMM Mortgage Trust, Series 2015-CR22, Class B
3.926%, (AFC), 3/10/48	235,000	220
COMM Mortgage Trust, Series 2015-CR22, Class C
4.106%, (CSTR), 3/10/48	440,000	406
COMM Mortgage Trust, Series 2015-LC23, Class A2
3.221%, 10/10/48	111,202	111
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1
3.281%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	330,273	324
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1
3.481%, (US 30 Day Average SOFR plus 1.200%), 1/25/42 144A	757,077	741
Connecticut Avenue Securities Trust, Series
2022-R03, Class 1M1
4.381%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	495,211	489
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1
4.281%, (US 30 Day Average SOFR plus 2.000%), 3/25/42 144A	319,737	316
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M1
4.181%, (US 30 Day Average SOFR plus 1.900%), 4/25/42 144A	589,722	580
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1
5.255%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	436,141	436
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
4.855%, (US 30 Day Average SOFR plus 2.550%), 7/25/42 144A	227,554	226

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class C
4.248%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	501
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
4.418%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	393
Credit Suisse Mortgage Trust, Series 2020- NET, Class A
2.256%, 8/15/37 144A	200,661	182
Credit Suisse Mortgage Trust, Series 2020- NET, Class D
3.706%, (CSTR), 8/15/37 144A	445,000	395
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%, 8/15/48	305,000	291
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A1
2.360%, 6/15/52	125,376	122
Deephaven Residential Mortgage Trust, Series 2021-1A, Class A3
1.128%, (AFC), 5/25/65 144A	81,567	77
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1
0.899%, (AFC), 4/25/66 144A	122,106	103
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3
1.260%, (AFC), 4/25/66 144A	136,997	117
Eagle RE, Ltd., Series 2021-2, Class M1A
3.831%, (US 30 Day Average SOFR plus 1.550%), 4/25/34 144A	255,000	253
Ellington Financial Mortgage Trust, Series 2019-2, Class A3
3.046%, (AFC), 11/25/59 144A	57,327	54
Ellington Financial Mortgage Trust, Series 2021-1, Class A1
0.797%, (AFC), 2/25/66 144A	80,396	68
Ellington Financial Mortgage Trust, Series 2021-1, Class A3
1.106%, (AFC), 2/25/66 144A	66,670	56
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.931%, (AFC), 6/25/66 144A	582,524	485
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.291%, (AFC), 6/25/66 144A	172,109	143
Ellington Financial Mortgage Trust, Series 2021-3, Class A1
1.241%, (AFC), 9/25/66 144A	234,651	189
Ellington Financial Mortgage Trust, Series 2021-3, Class A3
1.550%, (AFC), 9/25/66 144A	175,988	141
Extended Stay America Trust, Series 2021- ESH, Class A
3.898%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	347,859	337
Extended Stay America Trust, Series 2021- ESH, Class C
4.518%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	477,064	459

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Bank
2.500%, 1/1/52	603,687	510
4.000%, 12/1/49	96,048	90
4.500%, 5/1/50	57,928	56
Federal Home Loan Mortgage Corp.
3.000%, 11/1/34	39,156	36
3.500%, 3/1/46	35,605	33
3.500%, 12/1/47	313,536	287
4.000%, 10/1/52	939,906	873
5.000%, 12/1/41	122,994	121
6.000%, 9/1/34	1,164	1
6.000%, 2/1/35	22,798	24
6.000%, 9/1/35	7,301	8
7.000%, 3/1/39	46,684	49
7.500%, 6/1/38	43,799	46
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
7.084%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	59,582	60
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1
3.857%, (CSTR), 5/25/47 144A	23,920	23
Federal Home Loan Mortgage Corp., Series 3713, Class PA
2.000%, 2/15/40	73,211	71
Federal Home Loan Mortgage Corp., Series 4092, Class CL
1.250%, 6/15/27	233,629	224
Federal National Mortgage Association
2.000%, 10/1/50	227,123	185
2.500%, 10/1/22	189	–π
2.500%, 12/1/22	977	1
2.500%, 1/1/52	566,857	477
3.000%, 4/1/24	26,025	26
3.000%, 9/1/28	181,572	175
3.000%, 12/1/34	92,120	86
3.000%, 3/1/35	38,800	36
3.000%, 6/1/52	1,188,836	1,037
3.500%, 5/1/27	186,898	178
3.500%, 4/1/46	211,169	194
3.500%, 2/1/48	374,819	343
3.500%, 1/1/52	145,375	131
4.000%, 1/1/47	61,579	58
4.000%, 2/1/49	12,480	12
4.000%, 11/1/49	36,341	34
4.000%, 12/1/49	12,060	11
4.500%, 5/1/40	46,809	46
4.500%, 9/1/40	41,369	40
4.500%, 5/1/41	80,127	78
4.500%, 8/1/48	24,540	24
4.500%, 9/1/48	23,283	22
4.500%, 10/1/48	157,674	153
4.500%, 11/1/48	33,361	32
4.500%, 12/1/48	174,741	169
4.500%, 5/1/49	98,625	95
4.500%, 1/1/50	21,070	20
4.500%, 7/1/52	790,000	755
4.500%, 8/1/52	792,872	757
5.000%, 10/1/33	73,358	74
5.000%, 6/1/40	41,124	41

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 7/1/45	58,829	59
5.000%, 9/1/48	57,436	57
5.000%, 2/1/49	27,833	27
5.000%, 8/1/49	21,442	21
5.500%, 8/1/37	42,403	44
5.500%, 2/1/38	161,739	167
6.000%, 3/1/34	37,506	39
6.000%, 8/1/34	102,249	107
6.000%, 11/1/34	3,690	4
6.000%, 12/1/34	1,371	1
6.000%, 4/1/35	2,386	3
6.000%, 5/1/38	1,559	2
6.000%, 10/1/40	79,259	83
6.000%, 2/1/49	336,742	359
6.500%, 7/1/32	12,119	13
6.500%, 12/1/32	11,644	12
Federal National Mortgage Association, Series 2011-113, Class AG
2.500%, 11/25/26	42,092	41
Federal National Mortgage Association, Series 2013-74, Class AD
2.000%, 7/25/23	3,890	4
Federal National Mortgage Association, Series 2017-90, Class KA
3.000%, 11/25/47	196,017	183
Federal National Mortgage Association, Series 2017-C02, Class 2ED3
4.434%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	8,857	9
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
4.184%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	398,902	394
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
4.284%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	14,252	14
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
3.934%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	423,084	419
Federal National Mortgage Association, Series 2022-R06, Class 1M1
5.031%, (US 30 Day Average SOFR plus 2.750%), 5/25/42 144A	533,546	533
Finance of America HECM Buyout, Series 2022-HB2, Class A1A
4.000%, (AFC), 12/25/24 144A	951,451	928
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
3.934%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	113,933	107
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B
3.447%, 12/10/36 144A	605,000	562
FWD Securitization Trust, Series 2020-INV1, Class A-1
2.240%, (AFC), 1/25/50 144A	225,457	206
Galton Funding Mortgage Trust, Series 2018- 1, Class A33
3.500%, (AFC), 11/25/57 144A	34,375	31

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
Galton Funding Mortgage Trust, Series 2019- 1, Class A21
4.500%, (AFC), 2/25/59 144A	40,444	39
Galton Funding Mortgage Trust, Series 2019- 1, Class A32
4.000%, (AFC), 2/25/59 144A	17,596	17
Galton Funding Mortgage Trust, Series 2019- H1, Class M1
3.339%, (AFC), 10/25/59 144A	260,000	245
Galton Funding Mortgage Trust, Series 2020- H1, Class M1
2.832%, (AFC), 1/25/60 144A	285,000	231
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A
3.618%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	323
Government National Mortgage Association
3.000%, 9/20/47	530,185	475
3.500%, 12/20/42	3,426	3
3.500%, 9/20/43	46,483	43
3.500%, 8/20/44	90,215	84
3.500%, 10/20/46	590	1
3.500%, 11/20/46	35,857	33
3.500%, 1/20/47	38,998	36
3.500%, 10/20/52	1,119,000	1,018
4.000%, 3/20/48	78,618	74
4.000%, 4/20/50	266,587	250
4.000%, 10/20/50	171,661	162
4.500%, 7/20/41	191,671	189
4.500%, 10/20/52	595,000	570
5.000%, 3/20/34	212,206	216
5.000%, 1/20/48	33,064	33
5.000%, 2/20/48	151,209	151
5.500%, 6/20/37	45,188	47
5.500%, 9/15/45	138,709	148
5.500%, 3/20/48	23,029	24
5.500%, 12/20/48	13,975	14
5.500%, 2/20/49	171,769	174
5.500%, 10/20/52	535,000	535
Great Wolf Trust, Series 2019-WOLF, Class A
3.852%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	247
Great Wolf Trust, Series 2019-WOLF, Class C
4.451%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	257
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1
1.964%, (CSTR), 7/25/44 144A	3,900	4
GS Mortgage Backed Securities Trust, Series 2021-HP1, Class A6
2.500%, 1/25/52 144A	301,437	259
GS Mortgage Backed Securities Trust, Series 2021-NQM1, Class A1
1.017%, (AFC), 7/25/61 144A	2,343	2
GS Mortgage Backed Securities Trust, Series 2021-PJ5, Class A8
2.500%, 10/25/51 144A	729,261	624
GS Mortgage Backed Securities Trust, Series 2022-GR1, Class A5
2.500%, (AFC), 6/25/52 144A	970,233	834

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Backed Securities Trust, Series GR2, Class A6
2.500%, (AFC), 2/25/52 144A	352,380	303
GS Mortgage Securities Trust, Series 2021- ROSS, Class B
4.418%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	364
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1
1.657%, (AFC), 5/25/65 144A	15,479	15
Hundred Acre Wood Trust, Series 2021-INV1, Class A9
2.500%, 7/25/51 144A	475,867	413
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3
1.516%, (AFC), 9/25/56 144A	275,968	222
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1
4.767%, (AFC), 6/25/67 144A Σ	803,370	768
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
4.418%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	766
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
4.668%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	241
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
4.588%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	513
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
4.988%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	414
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
3.274%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	49,157	47
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15
3.500%, (AFC), 8/25/50 144A	80,022	72
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5
3.934%, 9/15/47	540,000	526
KIND Trust, Series 2021-KIND, Class C
4.568%, (ICE LIBOR USD 1 Month plus 1.750%), 8/15/38 144A	575,838	536
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class C
3.818%, (ICE LIBOR USD 1 Month plus 1.000%), 12/15/37 144A	157,500	149
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class D
4.068%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/37 144A	116,250	110
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS
4.021%, 3/10/50 144A	340,000	313

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
Mello Mortgage Capital Acceptance, Series 2021-INV3, Class A4
2.500%, (AFC), 10/25/51 144A	421,074	362
MFRA Trust, Series 2021-INV1, Class A1
0.852%, (AFC), 1/25/56 144A	154,746	142
MFRA Trust, Series 2021-NQM2, Class A2
1.317%, (AFC), 11/25/64 144A	137,860	112
MHC Trust, Series 2021-MHC2, Class B
3.918%, (ICE LIBOR USD 1 Month plus 1.100%), 5/15/23 144A	380,000	362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS
4.110%, (AFC), 10/15/47	185,000	177
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A
3.912%, 9/9/32 144A	610,000	567
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D
3.177%, (CSTR), 11/10/36 144A	480,000	415
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
4.618%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	298
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4
2.500%, (AFC), 5/25/51 144A	152,286	131
New Orleans Hotel Trust, Series 2019-HNLA, Class B
4.107%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	606,569	575
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
1.650%, (AFC), 5/24/60 144A	108,450	100
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1
2.710%, (AFC), 11/25/59 144A	146,346	133
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6
2.500%, (AFC), 6/25/51 144A	310,532	267
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7
2.500%, (AFC), 9/25/51 144A	881,451	758
NLT Trust, Series 2021-INV2, Class A1
1.162%, (AFC), 8/25/56 144A	961,629	807
NLT Trust, Series 2021-INV2, Class A3
1.520%, (AFC), 8/25/56 144A	248,994	208
OBX Trust, Series 2019-EXP2, Class 2A2
4.284%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	83,437	80
OBX Trust, Series 2019-EXP3, Class 2A1
3.984%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	91,781	89
OBX Trust, Series 2020-EXP1, Class 1A8
3.500%, 2/25/60 144A	165,283	148
OBX Trust, Series 2020-EXP1, Class 2A1
3.834%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	156,284	151
OBX Trust, Series 2020-EXP1, Class 2A2
4.034%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	93,003	90

Structured Products (33.5%)	Shares/Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2020-EXP2, Class A8
3.000%, (AFC), 5/25/60 144A	200,833	180
OBX Trust, Series 2020-EXP2, Class A9
3.000%, (AFC), 5/25/60 144A	50,208	45
OBX Trust, Series 2020-EXP3, Class 1A8
3.000%, (AFC), 1/25/60 144A	175,419	159
OBX Trust, Series 2020-INV1, Class A5
3.500%, (AFC), 12/25/49 144A	46,507	42
OBX Trust, Series 2021-J1, Class A4
2.500%, (AFC), 5/25/51 144A	528,460	454
OBX Trust, Series 2021-NQM1, Class A1
1.072%, (AFC), 2/25/66 144A	357,095	310
OBX Trust, Series 2021-NQM3, Class A1
1.054%, (AFC), 7/25/61 144A	222,175	177
ONE Park Mortgage Trust, Series 2021-PARK, Class B
3.768%, (ICE LIBOR USD 1 Month plus 0.950%), 3/15/36 144A	755,000	721
ONE Park Mortgage Trust, Series 2021-PARK, Class C
3.918%, (ICE LIBOR USD 1 Month plus 1.100%), 3/15/36 144A	405,000	381
PSMC Trust, Series 2021-1, Class A11
2.500%, (AFC), 3/25/51 144A	759,195	655
PSMC Trust, Series 2021-2, Class A3
2.500%, (AFC), 5/25/51 144A	598,911	518
Sequoia Mortgage Trust, Series 2018-CH2, Class A21
4.000%, (AFC), 6/25/48 144A	23,732	22
Sequoia Mortgage Trust, Series 2018-CH2, Class A3
4.000%, (AFC), 6/25/48 144A	54,741	52
Sequoia Mortgage Trust, Series 2018-CH3, Class A19
4.500%, (AFC), 8/25/48 144A	4,880	5
Sequoia Mortgage Trust, Series 2018-CH4, Class A2
4.000%, (AFC), 10/25/48 144A	5,157	5
SG Residential Mortgage Trust, Series 2019-3, Class A2
2.877%, (AFC), 9/25/59 144A	125,602	123
SG Residential Mortgage Trust, Series 2020-2, Class A1
1.381%, (AFC), 5/25/65 144A	122,863	108
SG Residential Mortgage Trust, Series 2022-1, Class A1
3.166%, (AFC), 3/27/62 144A	600,072	539
Shelter Growth CRE Issuer, Ltd., Series 2021- FL3, Class A
3.898%, (ICE LIBOR USD 1 Month plus 1.080%), 9/15/36 144A	214,700	209
Slide, Series 2018-FUN, Class D
4.918%, (ICE LIBOR USD 1 Month plus 2.100%), 6/15/31 144A	351,586	339
STACR Trust, Series 2021-DNA2, Class M1
3.081%, (US 30 Day Average SOFR plus 0.800%), 8/25/33 144A	74,922	74
STACR Trust, Series 2021-DNA3, Class M2
4.381%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	376

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2021-DNA5, Class M2
3.931%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	225,766	220
STACR Trust, Series 2021-DNA6, Class M2
3.781%, (US 30 Day Average SOFR plus 1.500%), 10/25/41 144A	325,000	295
STACR Trust, Series 2021-DNA7, Class M1
3.131%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	255,000	248
STACR Trust, Series 2021-DNA7, Class M2
4.081%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	336
STACR Trust, Series 2021-HQA1, Class M1
2.981%, (US 30 Day Average SOFR plus 0.7008%), 8/25/33 144A	98,127	98
STACR Trust, Series 2021-HQA3, Class M1
3.131%, (US 30 Day Average SOFR plus 0.850%), 9/25/41 144A	235,036	227
STACR Trust, Series 2021-HQA4, Class M1
3.231%, (US 30 Day Average SOFR plus 0.950%), 12/25/41 144A	492,804	469
STACR Trust, Series 2022-DNA2, Class M1A
3.581%, (US 30 Day Average SOFR plus 1.300%), 2/25/42 144A	286,128	281
STACR Trust, Series 2022-DNA3, Class M1A
4.281%, (US 30 Day Average SOFR plus 2.000%), 4/25/42 144A	642,092	636
STACR Trust, Series 2022-DNA4, Class M1A
4.481%, (US 30 Day Average SOFR plus 2.200%), 5/25/42 144A	711,311	705
STACR Trust, Series 2022-DNA5, Class M1A
5.231%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	682,888	683
STACR Trust, Series 2022-DNA6, Class M1A
4.435%, (US 30 Day Average SOFR plus 2.150%), 9/25/42 144A	230,000	229
STACR Trust, Series 2022-HQA1, Class M1A
4.381%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	785,445	781
STACR Trust, Series 2022-HQA3, Class M1A
4.581%, (US 30 Day Average SOFR plus 2.300%), 8/25/42 144A	312,761	309
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3
2.916%, (AFC), 9/27/49 144A	181,793	174
Starwood Mortgage Residential Trust, Series 2020-1, Class A2
2.408%, (AFC), 2/25/50 144A	200,456	193
Starwood Mortgage Residential Trust, Series 2021-2, Class A1
0.943%, (AFC), 5/25/65 144A	180,842	168
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	689,629	585
Toorak Mortgage Corp., Series 2021-INV1, Class A2
1.409%, (AFC), 7/25/56 144A	137,804	118
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.750%, (AFC), 9/25/62 144A Æ	1,000,000	948

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4
2.500%, (AFC), 9/25/51 144A	163,183	141
United Wholsale Mortgage LLC, Series 2021- INV5, Class B
2.500%, (AFC), 1/25/52 144A	190,016	163
Verus Securitization Trust, Series 2019-4, Class A3
3.000%, (AFC), 11/25/59 144A ∑	221,554	215
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	115,112	113
Verus Securitization Trust, Series 2019-INV2, Class A2
3.117%, (AFC), 7/25/59 144A	154,147	152
Verus Securitization Trust, Series 2019-INV3, Class A3
3.100%, (AFC), 11/25/59 144A	151,279	145
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A ∑	84,818	82
Verus Securitization Trust, Series 2020-1, Class A3
2.724%, (AFC), 1/25/60 144A ∑	197,912	191
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	125,586	123
Verus Securitization Trust, Series 2020-5, Class A3
1.733%, (AFC), 5/25/65 144A ∑	91,131	83
Verus Securitization Trust, Series 2020-INV1, Class A1
1.977%, (AFC), 4/25/60 144A	66,703	65
Verus Securitization Trust, Series 2021-1, Class A1
0.815%, (AFC), 1/25/66 144A	104,759	90
Verus Securitization Trust, Series 2021-1, Class A3
1.155%, (AFC), 1/25/66 144A	85,522	73
Verus Securitization Trust, Series 2021-2, Class A1
1.031%, (AFC), 2/25/66 144A	193,013	160
Verus Securitization Trust, Series 2021-2, Class A2
1.052%, (AFC), 1/25/66 144A	145,387	125
Verus Securitization Trust, Series 2021-5, Class A3
1.373%, (AFC), 9/25/66 144A	233,416	189
Verus Securitization Trust, Series 2021-7, Class A1
1.829%, (AFC), 10/25/66 144A	876,661	742
Verus Securitization Trust, Series 2021-R1, Class A2
1.057%, (AFC), 10/25/63 144A	67,670	62
Verus Securitization Trust, Series 2021-R2, Class A1
0.918%, (AFC), 2/25/64 144A	199,448	182
Verus Securitization Trust, Series 2022-1, Class A3
3.288%, (AFC), 1/25/67 144A	941,004	781

Short-Term Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2022-6, Class A1
4.910%, (AFC), 6/25/67 144A ∑	249,011	241
Vista Point Securitization Trust, Series 2020-2, Class A3
2.496%, (AFC), 4/25/65 144A	58,656	55
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2
3.020%, 7/15/58	65,062	63
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17
3.000%, (AFC), 5/25/50 144A	39,780	33
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3
2.500%, (AFC), 12/25/50 144A	639,975	550
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5
3.917%, 10/15/57	575,000	559
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5
4.045%, 3/15/47	325,000	319

Total		73,744

Total Structured Products (Cost: $138,654)		129,367

Short-Term Investments (0.5%)
Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	2,078,894	2,079
Total		2,079

Total Short-Term Investments (Cost: $2,079)		2,079

Total Investments (100.2%) (Cost: $408,723)@		386,856

Other Assets, Less Liabilities (-0.2%)		(861)

Net Assets (100.0%)		385,995

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	12,000	120	12/22	$12,901	$443	$32
Ten-Year US Treasury Note Future	Short	USD	4,600	46	12/22	5,155	61	32
Two-Year US Treasury Note Future	Long	USD	71,000	355	12/22	72,914	(1,149)	40
Ultra Ten-Year US Treasury Note Future	Short	USD	1,500	15	12/22	1,777	111	7

							$(534)	$111

Short-Term Bond Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$111	$111	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022 the value of these securities (in thousands) was $159,392 representing 41.3% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2022, the aggregate value of these securities was $4,525 (in thousands), representing 1.2% of net assets.

ß	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $408,723 and the net unrealized depreciation of investments based on that cost was $22,402 which is comprised of $700 aggregate gross unrealized appreciation and $23,102 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)

Assets:
Municipal Bonds	$—	$ 1,455	$—
Corporate Bonds	—	191,412	—
Governments	—	62,543	—
Structured Products
Mortgage Securities	—	72,796	948
All Others	—	55,623	—
Short-Term Investments	2,079	—	—
Other Financial Instruments^
Futures	615	—	—
Total Assets:	$2,694	$ 383,829	$948
Liabilities:
Other Financial Instruments^
Futures	(1,149)	—	—
Total Liabilities:	$(1,149)	$ —	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2022.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand